Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
12)	INVENTORIES
As of December 31, 2022 and 2021, the consolidated balance of inventories was summarized as follows:

	2022	2021
Materials and spare parts	$563	372
Finished goods	406	343
Raw materials	329	242
Work-in-process	284	225
Inventory in transit	87	79

	$1,669	1,261

For the years ended December 31, 2022, 2021 and 2020, CEMEX recognized within “Cost of sales” in the income statement, inventory impairment losses of $10, $4 and $9, respectively.